Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

(21) Subsequent Events

Acquisition

On January 7, 2016 the Company acquired certain assets of Clear Channel Outdoor Holdings, Inc. in five U.S. markets for a combined purchase price of $458,500. The purchase was funded by a combination of $300,000 in new incremental Term A-1 bridge loan proceeds under the amended senior credit facility and $160,000 in borrowings under our revolving credit facility.

Senior Note Offering

On January 28, 2016 the Company completed an institutional private placement of $400,000 aggregate principal amount of 5 3/4% Senior Notes (“5 3/4% Notes”) due 2026 of Lamar Media Corp., its wholly owned subsidiary. The institutional private placement resulted in net proceeds to Lamar Media of $394,500. The 5 3/4% Notes mature on February 1, 2026, and bear interest at a rate of 5.750% per annum, which is payable semi-annually on February 1 and August 1 of each year, beginning August 1, 2016. The proceeds after payment of fees and expenses were used to repay the $300,000 Term A-1 bridge loan and a portion of borrowings under the revolving credit facility.

Lamar Media may redeem up to 35% of the aggregate principal amount of the 5 3/4% Notes, at any time and from time to time, at a price equal to 105.750% of the aggregate principal amount so redeemed, plus accrued and unpaid interest thereon, with the net cash proceeds of certain public equity offerings completed before February 1, 2019, provided that following the redemption, at least 65% of the 5 3/4% Notes that were originally issued remain outstanding and any such redemption occurs within 120 days following the closing of any such public equity offering. At any time prior to February 1, 2021, Lamar Media may redeem some or all of the 5 3/4% Notes at a price equal to 100% of the aggregate principal amount, plus accrued and unpaid interest thereon and a make-whole premium. On or after February 1, 2021, Lamar Media may redeem the 5 3/4% Notes, in whole or in part, in cash at redemption prices specified in the 5 3/4% Notes. In addition, if the Company or Lamar Media undergoes a change of control, Lamar Media may be required to make an offer to purchase each holder’s 5 3/4% Notes at a price equal to 101% of the principal amount of the 5 3/4% Notes, plus accrued and unpaid interest, up to but not including the repurchase date.